Distribution Date:	10/13/21	COMM 2015-CCRE27 Mortgage Trust
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE27

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street, | New York, NY 10005
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-16		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	20		David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	22	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	24		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	25-26	Controlling Class	RREF II-SG CMBS AIV, L.P.
		Representative
Modified Loan Detail	27		-
Historical Liquidated Loan Detail	28		, | ,
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12635QBC3	1.577000%	38,731,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12635QBD1	2.223000%	72,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12635QBE9	3.404000%	62,544,000.00	52,041,169.83	1,069,144.89	147,623.45	0.00	0.00	1,216,768.34	50,972,024.94	34.56%	30.00%
A-3	12635QBF6	3.349000%	200,000,000.00	199,995,860.07	67.50	558,155.11	0.00	0.00	558,222.61	199,995,792.57	34.56%	30.00%
A-4	12635QBG4	3.612000%	278,315,000.00	278,315,000.00	0.00	837,728.15	0.00	0.00	837,728.15	278,315,000.00	34.56%	30.00%
A-M	12635QBJ8	3.984000%	53,568,000.00	53,568,000.00	0.00	177,845.76	0.00	0.00	177,845.76	53,568,000.00	27.93%	24.25%
B	12635QBK5	4.338868%	54,732,000.00	54,732,000.00	0.00	197,895.78	0.00	0.00	197,895.78	54,732,000.00	21.17%	18.38%
C	12635QBL3	4.450118%	43,088,000.00	43,088,000.00	0.00	159,788.91	0.00	0.00	159,788.91	43,088,000.00	15.84%	13.75%
D	12635QAL4	3.450118%	51,238,000.00	51,238,000.00	0.00	147,314.30	0.00	0.00	147,314.30	51,238,000.00	9.50%	8.25%
E	12635QAN0	3.250000%	24,455,000.00	24,455,000.00	0.00	66,232.29	0.00	0.00	66,232.29	24,455,000.00	6.48%	5.63%
F	12635QAQ3	3.250000%	9,317,000.00	9,317,000.00	0.00	25,233.54	0.00	0.00	25,233.54	9,317,000.00	5.33%	4.63%
G	12635QAS9	3.250000%	13,974,000.00	13,974,000.00	0.00	37,846.25	0.00	0.00	37,846.25	13,974,000.00	3.60%	3.13%
H*	12635QAU4	3.250000%	29,113,392.00	29,113,392.00	0.00	76,129.90	0.00	0.00	76,129.90	29,113,392.00	0.00%	0.00%
V	12635QAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12635QBA7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12635QAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			931,617,392.00	809,837,421.90	1,069,212.39	2,431,793.44	0.00	0.00	3,501,005.83	808,768,209.51

Notional Certificates
X-A	12635QBH2	0.912608%	705,700,000.00	583,920,029.90	0.00	444,075.15	0.00	0.00	444,075.15	582,850,817.51
X-B	12635QAA8	0.062246%	97,820,000.00	97,820,000.00	0.00	5,074.11	0.00	0.00	5,074.11	97,820,000.00
X-C	12635QAC4	1.000000%	51,238,000.00	51,238,000.00	0.00	42,698.33	0.00	0.00	42,698.33	51,238,000.00
X-D	12635QAE0	1.200118%	33,772,000.00	33,772,000.00	0.00	33,775.33	0.00	0.00	33,775.33	33,772,000.00
X-E	12635QAG5	1.200118%	13,974,000.00	13,974,000.00	0.00	13,975.38	0.00	0.00	13,975.38	13,974,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-F	12635QAJ9	1.200118%	29,113,392.00	29,113,392.00	0.00	29,116.26	0.00	0.00	29,116.26	29,113,392.00
Notional SubTotal			931,617,392.00	809,837,421.90	0.00	568,714.56	0.00	0.00	568,714.56	808,768,209.51

Deal Distribution Total					1,069,212.39	3,000,508.00	0.00	0.00	4,069,720.39

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12635QBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12635QBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12635QBE9	832.07293793	17.09428386	2.36031354	0.00000000	0.00000000	0.00000000	0.00000000	19.45459740	814.97865407
A-3	12635QBF6	999.97930035	0.00033750	2.79077555	0.00000000	0.00000000	0.00000000	0.00000000	2.79111305	999.97896285
A-4	12635QBG4	1,000.00000000	0.00000000	3.01000000	0.00000000	0.00000000	0.00000000	0.00000000	3.01000000	1,000.00000000
A-M	12635QBJ8	1,000.00000000	0.00000000	3.32000000	0.00000000	0.00000000	0.00000000	0.00000000	3.32000000	1,000.00000000
B	12635QBK5	1,000.00000000	0.00000000	3.61572353	0.00000000	0.00000000	0.00000000	0.00000000	3.61572353	1,000.00000000
C	12635QBL3	1,000.00000000	0.00000000	3.70843181	0.00000000	0.00000000	0.00000000	0.00000000	3.70843181	1,000.00000000
D	12635QAL4	1,000.00000000	0.00000000	2.87509856	0.00000000	0.00000000	0.00000000	0.00000000	2.87509856	1,000.00000000
E	12635QAN0	1,000.00000000	0.00000000	2.70833327	0.00000000	0.00000000	0.00000000	0.00000000	2.70833327	1,000.00000000
F	12635QAQ3	1,000.00000000	0.00000000	2.70833315	0.00000000	0.00000000	0.00000000	0.00000000	2.70833315	1,000.00000000
G	12635QAS9	1,000.00000000	0.00000000	2.70833333	0.00000000	0.00000000	0.00000000	0.00000000	2.70833333	1,000.00000000
H	12635QAU4	1,000.00000000	0.00000000	2.61494435	0.09338898	18.22708704	0.00000000	0.00000000	2.61494435	1,000.00000000
V	12635QAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12635QBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12635QAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12635QBH2	827.43379609	0.00000000	0.62926902	0.00000000	0.00000000	0.00000000	0.00000000	0.62926902	825.91868713
X-B	12635QAA8	1,000.00000000	0.00000000	0.05187191	0.00000000	0.00000000	0.00000000	0.00000000	0.05187191	1,000.00000000
X-C	12635QAC4	1,000.00000000	0.00000000	0.83333327	0.00000000	0.00000000	0.00000000	0.00000000	0.83333327	1,000.00000000
X-D	12635QAE0	1,000.00000000	0.00000000	1.00009860	0.00000000	0.00000000	0.00000000	0.00000000	1.00009860	1,000.00000000
X-E	12635QAG5	1,000.00000000	0.00000000	1.00009875	0.00000000	0.00000000	0.00000000	0.00000000	1.00009875	1,000.00000000
X-F	12635QAJ9	1,000.00000000	0.00000000	1.00009851	0.00000000	0.00000000	0.00000000	0.00000000	1.00009851	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	147,623.45	0.00	147,623.45	0.00	0.00	0.00	147,623.45	0.00
A-3	09/01/21 - 09/30/21	30	0.00	558,155.11	0.00	558,155.11	0.00	0.00	0.00	558,155.11	0.00
A-4	09/01/21 - 09/30/21	30	0.00	837,728.15	0.00	837,728.15	0.00	0.00	0.00	837,728.15	0.00
X-A	09/01/21 - 09/30/21	30	0.00	444,075.15	0.00	444,075.15	0.00	0.00	0.00	444,075.15	0.00
X-B	09/01/21 - 09/30/21	30	0.00	5,074.11	0.00	5,074.11	0.00	0.00	0.00	5,074.11	0.00
X-C	09/01/21 - 09/30/21	30	0.00	42,698.33	0.00	42,698.33	0.00	0.00	0.00	42,698.33	0.00
X-D	09/01/21 - 09/30/21	30	0.00	33,775.33	0.00	33,775.33	0.00	0.00	0.00	33,775.33	0.00
X-E	09/01/21 - 09/30/21	30	0.00	13,975.38	0.00	13,975.38	0.00	0.00	0.00	13,975.38	0.00
X-F	09/01/21 - 09/30/21	30	0.00	29,116.26	0.00	29,116.26	0.00	0.00	0.00	29,116.26	0.00
A-M	09/01/21 - 09/30/21	30	0.00	177,845.76	0.00	177,845.76	0.00	0.00	0.00	177,845.76	0.00
B	09/01/21 - 09/30/21	30	0.00	197,895.78	0.00	197,895.78	0.00	0.00	0.00	197,895.78	0.00
C	09/01/21 - 09/30/21	30	0.00	159,788.91	0.00	159,788.91	0.00	0.00	0.00	159,788.91	0.00
D	09/01/21 - 09/30/21	30	0.00	147,314.30	0.00	147,314.30	0.00	0.00	0.00	147,314.30	0.00
E	09/01/21 - 09/30/21	30	0.00	66,232.29	0.00	66,232.29	0.00	0.00	0.00	66,232.29	0.00
F	09/01/21 - 09/30/21	30	0.00	25,233.54	0.00	25,233.54	0.00	0.00	0.00	25,233.54	0.00
G	09/01/21 - 09/30/21	30	0.00	37,846.25	0.00	37,846.25	0.00	0.00	0.00	37,846.25	0.00
H	09/01/21 - 09/30/21	30	527,933.46	78,848.77	0.00	78,848.77	2,718.87	0.00	0.00	76,129.90	530,652.33
Totals			527,933.46	3,003,226.87	0.00	3,003,226.87	2,718.87	0.00	0.00	3,000,508.00	530,652.33

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 31

Additional Information
Total Available Distribution Amount (1)	4,069,720.39
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,014,431.75	Master Servicing Fee	6,042.15
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,239.35
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	337.43
ARD Interest	0.00	Operating Advisor Fee	1,585.94
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,014,431.75	Total Fees	11,204.87

Principal		Expenses/Reimbursements
Scheduled Principal	1,069,212.39	Reimbursement for Interest on Advances	(2,980.32)
Unscheduled Principal Collections		ASER Amount	1,839.63
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,138.36
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	721.20
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,069,212.39	Total Expenses/Reimbursements	2,718.87

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,000,508.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,069,212.39
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,069,720.39
Total Funds Collected	4,083,644.14	Total Funds Distributed	4,083,644.13

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	809,837,422.62	809,837,422.62	Beginning Certificate Balance	809,837,421.90
(-) Scheduled Principal Collections	1,069,212.39	1,069,212.39	(-) Principal Distributions	1,069,212.39
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	808,768,210.23	808,768,210.23	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	811,218,767.42	811,218,767.42	Ending Certificate Balance	808,768,209.51
Ending Actual Collateral Balance	810,296,005.27	810,296,005.27

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.72)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.72)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	83,653,259.92	10.34%	47	4.7222	NAP	Defeased	9	83,653,259.92	10.34%	47	4.7222	NAP
	7,499,999 or less	26	107,577,591.13	13.30%	47	4.6012	1.641941	1.39 or less	22	261,519,242.20	32.34%	47	4.5162	0.981722
7,500,000 to 14,999,999		12	126,800,819.21	15.68%	47	4.5744	1.223401	1.40 to 1.44	1	6,135,733.36	0.76%	47	4.7500	1.400000
15,000,000 to 24,999,999		6	109,472,677.83	13.54%	47	4.4591	1.583259	1.45 to 1.54	3	56,008,161.85	6.93%	46	4.3785	1.514283
25,000,000 to 49,999,999		6	190,268,502.23	23.53%	47	4.4588	1.478419	1.55 to 1.99	13	197,486,985.88	24.42%	47	4.4634	1.788587
	50,000,000 or greater	3	190,995,359.91	23.62%	47	4.2196	2.872487	2.00 to 2.49	8	90,973,585.48	11.25%	47	4.8087	2.376406
	Totals	62	808,768,210.23	100.00%	47	4.4667	1.801815	2.50 to 2.99	4	23,991,241.54	2.97%	48	4.7474	2.592689
								3.00 or greater	2	89,000,000.00	11.00%	47	3.6989	3.969213
								Totals	62	808,768,210.23	100.00%	47	4.4667	1.801815
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	14	83,653,259.92	10.34%	47	4.7222	NAP	Totals	88	808,768,210.23	100.00%	47	4.4667	1.801815
Arizona	5	23,761,384.14	2.94%	47	4.6114	1.484997
									Property Type³
California	9	91,583,176.45	11.32%	47	4.7481	2.063350
Colorado	1	4,640,139.55	0.57%	46	4.2900	2.050000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	6	64,881,472.73	8.02%	47	4.4936	2.138530		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	1	3,500,000.00	0.43%	48	4.5700	1.150000	Defeased	14	83,653,259.92	10.34%	47	4.7222	NAP
Illinois	8	48,394,327.47	5.98%	47	4.4520	1.169722	Industrial	4	18,854,789.44	2.33%	47	4.4294	1.996542
Iowa	3	21,159,742.76	2.62%	46	4.3327	1.645643	Lodging	9	103,053,471.19	12.74%	46	4.4943	1.149578
Kansas	2	9,372,244.78	1.16%	47	4.5400	1.900000	Mixed Use	1	10,000,000.00	1.24%	48	4.7700	1.050000
Michigan	1	4,835,511.09	0.60%	46	4.4400	2.290000	Mobile Home Park	4	27,009,963.11	3.34%	47	4.6642	1.313579
Missouri	1	3,978,463.58	0.49%	45	4.3300	1.530000	Multi-Family	22	228,050,778.93	28.20%	47	4.5765	1.862502
Nevada	1	25,157,344.53	3.11%	46	4.5900	1.960000	Office	7	163,219,478.12	20.18%	47	4.1287	2.818519
New York	4	83,734,350.95	10.35%	47	3.7627	3.839146	Retail	23	164,561,689.61	20.35%	47	4.4437	1.366948
North Carolina	4	35,404,645.63	4.38%	47	4.4663	0.850100	Self Storage	4	10,364,779.91	1.28%	47	4.6610	2.237824
Ohio	1	1,520,865.01	0.19%	48	4.7400	2.870000	Totals	88	808,768,210.23	100.00%	47	4.4667	1.801815
Oklahoma	2	11,628,857.80	1.44%	46	4.5241	1.591001
Oregon	1	29,057,307.21	3.59%	46	4.5900	1.120000
Pennsylvania	4	33,225,553.53	4.11%	47	4.7375	1.260854
South Carolina	2	6,046,463.13	0.75%	48	4.6092	1.499409
Tennessee	1	9,166,055.16	1.13%	46	4.6000	0.600000
Texas	12	116,965,732.12	14.46%	47	4.3889	1.853465
Utah	1	1,268,597.19	0.16%	48	5.1100	2.410000
Virginia	2	40,520,224.76	5.01%	48	4.5674	1.408797
Washington	1	11,372,135.54	1.41%	47	4.6000	(0.290000)
Washington, DC	1	43,940,355.20	5.43%	47	4.3400	1.040000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	83,653,259.92	10.34%	47	4.7222	NAP	Defeased	9	83,653,259.92	10.34%	47	4.7222	NAP
	4.2499 or less	6	181,792,859.39	22.48%	47	3.9583	2.677918	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500 to 4.4999	14	188,679,498.73	23.33%	47	4.3530	1.455872	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000 to 4.7499	22	217,668,730.32	26.91%	47	4.6282	1.456863	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500 or greater	11	136,973,861.87	16.94%	47	4.8853	1.871766	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	808,768,210.23	100.00%	47	4.4667	1.801815	49 months or greater	53	725,114,950.31	89.66%	47	4.4372	1.841110
								Totals	62	808,768,210.23	100.00%	47	4.4667	1.801815
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	83,653,259.92	10.34%	47	4.7222	NAP	Defeased	9	83,653,259.92	10.34%	47	4.7222	NAP
	60 months or less	53	725,114,950.31	89.66%	47	4.4372	1.841110	Interest Only	7	185,800,000.00	22.97%	47	4.3045	3.061066
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	808,768,210.23	100.00%	47	4.4667	1.801815	61 months or greater	46	539,314,950.31	66.68%	47	4.4829	1.420821
								Totals	62	808,768,210.23	100.00%	47	4.4667	1.801815
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	83,653,259.92	10.34%	47	4.7222	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		3	59,136,660.59	7.31%	46	4.3350	2.098046	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	39	498,234,391.65	61.60%	47	4.3520	1.842027	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	11	167,743,898.07	20.74%	47	4.7263	1.747805
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	808,768,210.23	100.00%	47	4.4667	1.801815
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A1-C2	30310138	OF	New York	NY	Actual/360	3.560%	207,678.33	0.00	0.00	N/A	09/06/25	--	70,000,000.00	70,000,000.00	10/06/21
02A1	30310133	MF	Various	CA	Actual/360	4.938%	267,475.00	0.00	0.00	N/A	09/06/25	--	65,000,000.00	65,000,000.00	09/06/21
3	30310170	MF	Various	TX	Actual/360	4.210%	196,841.94	111,606.70	0.00	N/A	09/06/25	--	56,106,966.61	55,995,359.91	10/06/21
5	30310171	MF	Washington	DC	Actual/360	4.340%	159,133.33	59,644.80	0.00	N/A	09/06/25	--	44,000,000.00	43,940,355.20	10/06/21
6	30310172	RT	Various	Various	Actual/360	4.330%	122,929.45	67,281.60	0.00	N/A	07/06/25	--	34,068,208.83	34,000,927.23	07/06/21
7	30310139	OF	Tampa	FL	Actual/360	4.650%	124,101.30	48,959.30	0.00	N/A	10/01/25	--	32,026,143.19	31,977,183.89	10/01/21
8	30310173	LO	Portland	OR	Actual/360	4.590%	111,354.81	55,060.44	0.00	N/A	08/06/25	--	29,112,367.65	29,057,307.21	03/06/20
9	30310136	OF	Henderson	NV	Actual/360	4.590%	96,386.98	41,865.69	0.00	N/A	08/06/25	--	25,199,210.22	25,157,344.53	10/06/21
10	30310174	OF	Austin	TX	Actual/360	4.320%	94,223.19	37,725.19	0.00	N/A	09/06/25	--	26,173,109.36	26,135,384.17	10/06/21
11	30310175	MF	Richmond	VA	Actual/360	4.760%	87,142.42	32,975.14	0.00	N/A	10/06/25	--	21,968,676.93	21,935,701.79	10/06/21
12	30310176	MF	Orlando	FL	Actual/360	4.610%	77,042.97	33,047.48	0.00	N/A	09/06/25	--	20,054,569.94	20,021,522.46	10/06/21
13	30310140	RT	Yorktown	VA	Actual/360	4.340%	67,337.34	34,096.16	0.00	N/A	09/01/25	--	18,618,619.13	18,584,522.97	10/01/21
14	30310177	LO	Ocala	FL	Actual/360	4.210%	66,658.33	0.00	0.00	N/A	08/06/25	--	19,000,000.00	19,000,000.00	10/06/21
15	30310178	LO	Charlotte	NC	Actual/360	4.535%	62,668.02	31,453.88	0.00	N/A	09/06/25	--	16,582,496.42	16,551,042.54	10/06/21
16	30310134	MH	Various	PA	Actual/360	4.723%	63,562.73	29,786.47	0.00	N/A	09/06/25	--	16,148,041.77	16,118,255.30	10/06/21
17	30310165	RT	Los Angeles	CA	Actual/360	4.160%	60,003.87	25,652.76	0.00	N/A	09/06/25	--	17,308,807.99	17,283,155.23	10/06/21
19	30296064	IN	Various	MA	Actual/360	4.903%	62,049.60	27,688.04	0.00	N/A	09/06/25	--	15,186,522.32	15,158,834.28	10/06/21
20	30310166	MF	Orlando	FL	Actual/360	4.600%	55,870.74	20,000.63	0.00	N/A	09/06/25	--	14,574,975.57	14,554,974.94	10/06/21
21	30310141	MF	Houston	TX	Actual/360	4.740%	57,275.00	0.00	0.00	N/A	10/01/25	--	14,500,000.00	14,500,000.00	10/01/21
22	30310142	LO	Greenville	NC	Actual/360	4.240%	45,025.65	25,238.06	0.00	N/A	09/01/25	--	12,743,107.79	12,717,869.73	10/01/21
24	30310180	RT	Austin	TX	Actual/360	4.950%	50,345.72	19,044.38	0.00	N/A	09/06/25	--	12,205,024.08	12,185,979.70	10/06/21
25	30296008	LO	Kennewick	WA	Actual/360	4.600%	43,675.24	21,404.96	0.00	N/A	09/06/25	--	11,393,540.50	11,372,135.54	09/06/21
26	30295934	RT	Hoffman Estates	IL	Actual/360	4.370%	36,375.47	19,511.45	0.00	N/A	08/06/25	--	9,988,686.59	9,969,175.14	10/06/21
27	30310143	RT	Jacksonville	FL	Actual/360	4.460%	39,033.09	16,567.24	0.00	10/01/25	10/01/30	--	10,502,175.43	10,485,608.19	10/01/21
28	30310144	98	Various	Various	Actual/360	4.730%	38,514.02	18,006.04	0.00	N/A	09/01/25	--	9,770,999.78	9,752,993.74	10/01/21
29	30310168	LO	Nashville	TN	Actual/360	4.600%	35,203.03	17,343.02	0.00	N/A	08/06/25	--	9,183,398.18	9,166,055.16	04/06/20
30	30310181	RT	Glendale	AZ	Actual/360	4.370%	34,568.41	16,328.61	0.00	N/A	08/06/25	--	9,492,469.02	9,476,140.41	10/06/21
31	30310182	MU	Philadelphia	PA	Actual/360	4.770%	39,750.00	0.00	0.00	N/A	10/06/25	--	10,000,000.00	10,000,000.00	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	30310145	IN	Lenexa	KS	Actual/360	4.540%	35,513.91	14,692.60	0.00	N/A	09/01/25	--	9,386,937.38	9,372,244.78	10/01/21
33	30310146	RT	Rockford	IL	Actual/360	4.460%	33,456.93	14,200.49	0.00	10/01/25	10/01/30	--	9,001,864.86	8,987,664.37	10/01/21
34	30310183	RT	South Elgin	IL	Actual/360	4.729%	33,812.58	13,019.12	0.00	N/A	09/06/25	--	8,580,965.31	8,567,946.19	10/06/21
35	30295940	SS	Fort Myers	FL	Actual/360	5.043%	34,091.09	12,466.32	0.00	N/A	09/06/25	--	8,111,294.01	8,098,827.69	10/06/21
36	30310147	MF	Lancaster	NY	Actual/360	4.770%	28,686.02	13,142.26	0.00	N/A	10/01/25	--	7,216,608.33	7,203,466.07	10/01/21
37	30310135	MH	York	PA	Actual/360	4.723%	28,027.80	13,134.25	0.00	N/A	09/06/25	--	7,120,432.48	7,107,298.23	10/06/21
38	30310148	MF	Tulsa	OK	Actual/360	4.680%	25,197.43	12,057.99	0.00	N/A	08/01/25	--	6,460,878.96	6,448,820.97	10/01/21
39	30310169	RT	Peoria	IL	Actual/360	4.240%	24,053.75	11,191.36	0.00	N/A	09/06/25	--	6,807,665.88	6,796,474.52	08/06/21
40	30310149	MF	Cottonwood	AZ	Actual/360	4.590%	24,935.18	0.00	0.00	N/A	09/01/25	--	6,519,000.00	6,519,000.00	10/01/21
41	30295864	RT	Various	NC	Actual/360	4.750%	24,325.21	9,581.87	0.00	N/A	09/06/25	--	6,145,315.23	6,135,733.36	10/06/21
42	30310150	RT	Ontario	CA	Actual/360	4.660%	21,458.92	10,289.61	0.00	N/A	09/01/25	--	5,525,901.26	5,515,611.65	10/01/21
43	30296079	IN	Clive	IA	Actual/360	4.340%	20,614.53	9,218.85	0.00	N/A	09/06/25	--	5,699,871.35	5,690,652.50	10/06/21
44	30310184	LO	Page	AZ	Actual/360	5.075%	22,002.02	13,386.06	0.00	N/A	10/06/25	--	5,202,447.07	5,189,061.01	10/06/21
45	30310151	SS	Tucson	AZ	Actual/360	4.590%	19,906.80	9,791.92	0.00	N/A	09/01/25	--	5,204,391.75	5,194,599.83	10/01/21
46	30310152	MF	Kalamazoo	MI	Actual/360	4.440%	17,921.88	8,240.70	0.00	N/A	08/01/25	--	4,843,751.79	4,835,511.09	10/01/21
47	30310137	MF	Houston	TX	Actual/360	4.450%	16,202.45	12,083.41	0.00	N/A	09/06/25	--	4,369,199.58	4,357,116.17	10/06/21
48	30310185	RT	Denver	CO	Actual/360	4.290%	16,617.44	8,096.78	0.00	N/A	08/06/25	--	4,648,236.33	4,640,139.55	10/06/21
49	30310186	MH	Sonora	CA	Actual/360	4.300%	13,587.48	7,444.56	0.00	N/A	09/06/25	--	3,791,854.14	3,784,409.58	10/06/21
50	30310153	RT	Aurora	IN	Actual/360	4.700%	14,295.13	9,812.79	0.00	N/A	09/01/25	--	3,649,819.56	3,640,006.77	10/01/21
51	30310187	IN	Houston	TX	Actual/360	4.290%	13,578.16	6,193.22	0.00	N/A	09/06/25	--	3,798,085.38	3,791,892.16	10/06/21
52	30310154	RT	Orangeburg	SC	Actual/360	4.520%	14,313.33	0.00	0.00	N/A	10/01/25	--	3,800,000.00	3,800,000.00	10/01/21
53	30310188	OF	Corning	NY	Actual/360	5.070%	14,486.17	5,967.71	0.00	N/A	10/06/25	--	3,428,679.36	3,422,711.65	10/06/21
54	30310155	RT	Brunswick	GA	Actual/360	4.570%	13,329.17	0.00	0.00	N/A	10/01/25	--	3,500,000.00	3,500,000.00	09/01/21
55	30310156	SS	Tucson	AZ	Actual/360	4.590%	12,012.72	5,908.92	0.00	N/A	09/01/25	--	3,140,581.35	3,134,672.43	10/01/21
56	30310157	OF	Lake City	FL	Actual/360	4.710%	13,436.40	4,607.16	0.00	N/A	09/01/25	--	3,423,287.81	3,418,680.65	10/01/21
57	30310189	SS	Bonita Springs	FL	Actual/360	4.660%	11,858.89	4,660.67	0.00	N/A	10/06/25	--	3,053,790.81	3,049,130.14	10/06/21
58	30310158	OF	Greece	NY	Actual/360	4.550%	11,801.57	4,329.19	0.00	N/A	08/01/25	--	3,112,502.42	3,108,173.23	10/01/21
59	30310159	SS	Lansing	MI	Actual/360	4.630%	11,044.77	4,604.46	0.00	N/A	07/01/25	--	2,862,574.36	2,857,969.90	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
60	30310190	RT	Chicago	IL	Actual/360	4.770%	9,502.24	4,353.38	0.00	N/A	10/06/25	--	2,390,501.35	2,386,147.97	05/06/21
61	30310191	MF	Lake Bluff	IL	Actual/360	4.540%	8,768.63	4,117.07	0.00	N/A	09/06/25	--	2,317,699.79	2,313,582.72	10/06/21
62	30310160	RT	North Charleston	SC	Actual/360	4.760%	8,927.35	4,128.91	0.00	N/A	09/01/25	--	2,250,592.04	2,246,463.13	10/01/21
63	30310161	MF	Columbus	OH	Actual/360	4.740%	6,018.43	2,787.23	0.00	N/A	10/01/25	--	1,523,652.24	1,520,865.01	10/01/21
64	30310162	SS	Saint George	UT	Actual/360	5.110%	5,411.47	2,198.43	0.00	N/A	10/01/25	--	1,270,795.62	1,268,597.19	10/01/21
65	30310163	SS	Tucson	AZ	Actual/360	4.690%	3,009.92	3,217.06	0.00	N/A	09/01/25	--	770,127.52	766,910.46	10/01/21
Totals							3,014,431.75	1,069,212.39	0.00				809,837,422.62	808,768,210.23
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1-C2	116,367,985.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
02A1	0.00	0.00	--	--	--	0.00	0.00	267,204.17	267,204.17	0.00	0.00
3	13,076,838.78	13,274,488.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,244,977.92	2,051,032.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	05/06/21	0.00	0.00	189,932.83	570,197.03	0.00	0.00
7	3,653,925.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	09/08/20	481,473.36	26,122.74	164,337.87	3,133,388.27	96,676.31	0.00
9	2,823,817.00	3,360,884.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,683,259.06	3,224,043.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,083,408.90	1,972,313.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1,985,096.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,585,578.16	5,589,535.19	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	650,612.45	1,068,271.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,666,341.00	768,800.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	783,025.76	999,418.05	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,892,928.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	695,876.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,256,911.17	1,446,581.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	(909,244.56)	0.00	--	--	--	0.00	0.00	65,032.73	65,032.73	0.00	0.00
26	742,505.52	875,062.93	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	10/06/20	0.00	0.00	52,471.05	945,119.35	17,501.46	0.00
30	1,175,347.10	1,103,400.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	39,708.33	39,708.33	24,342.18	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	650,341.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	913,419.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,205,420.60	1,029,991.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,391,255.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	652,283.00	1,309,488.60	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	805,830.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	70,432.49	70,432.49	135,844.75	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	533,405.48	473,131.57	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	656,425.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	835,382.48	778,485.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	(357,845.12)	(120,193.70)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	768,318.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	763,217.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	275,051.26	391,880.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	676,314.98	653,180.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	281,263.88	278,720.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	569,448.57	617,983.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	351,048.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	822,421.26	793,514.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	214,961.97	46,425.79	01/01/21	03/31/21	--	0.00	0.00	13,321.59	13,321.59	0.00	0.00
55	469,378.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	348,593.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	400,613.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	0.00	12,892.04	01/01/21	03/31/21	--	0.00	0.00	13,836.10	69,227.13	107,844.46	0.00
61	255,683.69	321,429.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	509,641.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	326,626.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	224,460.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	447,756.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	172,449,908.34	42,320,760.60				481,473.36	26,122.74	876,277.16	5,173,631.09	382,209.16	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	1	34,000,927.23	3	40,609,510.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.466660%	4.450059%	47
09/13/21	3	50,875,874.71	0	0.00	3	40,686,267.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.466721%	4.450118%	48
08/12/21	1	11,413,410.91	1	2,394,521.47	3	72,494,176.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.466785%	4.450180%	49
07/12/21	0	0.00	2	18,261,534.68	3	72,623,878.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.466849%	4.450241%	50
06/11/21	1	11,454,374.68	1	6,839,410.95	3	72,762,082.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.466918%	4.450308%	51
05/12/21	0	0.00	2	18,323,652.31	3	72,890,758.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.466981%	4.450368%	52
04/12/21	2	13,906,091.84	0	0.00	4	79,888,624.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.467049%	4.450434%	53
03/12/21	1	3,500,000.00	2	41,321,389.76	4	59,300,192.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.467111%	4.450494%	54
02/12/21	1	34,524,519.50	3	27,497,278.85	3	50,323,766.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.467191%	4.450572%	55
01/12/21	2	20,628,703.32	2	18,451,021.26	2	38,850,799.57	0	0.00	0	0.00	0	0.00	0	0.00	1	7,823,966.48	4.467252%	4.450630%	56
12/11/20	4	56,927,084.45	0	0.00	2	38,915,865.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.470091%	4.453505%	56
11/13/20	0	0.00	2	71,914,286.55	3	49,645,038.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.470158%	4.453570%	57
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 21 of 31

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
02A1	30310133	09/06/21	0	A	267,204.17	267,204.17	0.00	65,000,000.00	07/28/20	98
6	30310172	07/06/21	2	2	189,932.83	570,197.03	14,506.65	34,193,873.45	07/02/20	2
8	30310173	03/06/20	18	6	164,337.87	3,133,388.27	111,684.68	30,035,516.96	06/23/20	98
25	30296008	09/06/21	0	A	65,032.73	65,032.73	0.00	11,393,540.50	07/09/20	8
29	30310168	04/06/20	17	6	52,471.05	945,119.35	31,954.46	9,459,094.90	06/23/20	98
31	30310182	09/06/21	0	A	39,708.33	39,708.33	24,342.18	10,000,000.00	12/11/18	98
39	30310169	08/06/21	0	B	70,432.49	70,432.49	180,794.84	6,818,017.65	07/09/20	10
54	30310155	09/01/21	0	B	13,321.59	13,321.59	2,244.00	3,500,000.00	10/04/19	98
60	30310190	05/06/21	4	6	13,836.10	69,227.13	129,379.01	2,406,799.21	06/30/20	98
Totals					876,277.16	5,173,631.09	494,905.82	172,806,842.67
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 22 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		789,294,938	714,684,500	74,610,438		0
49 - 60 Months		0	0	0		0
> 60 Months		19,473,273	19,473,273	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	808,768,210	734,157,773	0	34,000,927	40,609,510	0
Sep-21	809,837,423	718,275,281	50,875,875	0	40,686,267	0
Aug-21	810,771,224	724,469,116	11,413,411	2,394,521	72,494,176	0
Jul-21	811,701,404	720,815,990	0	18,261,535	72,623,879	0
Jun-21	812,700,182	721,644,314	11,454,375	6,839,411	72,762,082	0
May-21	813,622,879	722,408,468	0	18,323,652	72,890,759	0
Apr-21	814,614,443	720,819,726	13,906,092	0	79,888,624	0
Mar-21	815,529,713	711,408,130	3,500,000	41,321,390	59,300,193	0
Feb-21	816,659,540	704,313,976	34,524,520	27,497,279	50,323,766	0
Jan-21	817,566,875	739,636,351	20,628,703	18,451,021	38,850,800	0
Dec-20	826,315,822	722,627,740	56,927,084	0	46,760,998	0
Nov-20	827,302,654	697,884,725	0	71,914,287	57,503,642	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 23 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
02A1	30310133	65,000,000.00	65,000,000.00		06/09/15	13,987,855.04	2.44000	12/31/19	09/06/25	I/O
6	30310172	34,000,927.23	34,193,873.45	54,600,000.00	--	3,945,112.00	1.53000	--	07/06/25	284
8	30310173	29,057,307.21	30,035,516.96	33,000,000.00	09/01/20	2,238,315.27	1.12000	12/31/19	08/06/25	285
25	30296008	11,372,135.54	11,393,540.50		07/03/15	(909,244.56)	(0.29000)	12/31/20	09/06/25	286
29	30310168	9,166,055.16	9,459,094.90		05/26/21	754,871.52	0.60000	12/31/19	08/06/25	285
31	30310182	10,000,000.00	10,000,000.00	10,500,000.00	11/24/20	511,350.99	1.05000	12/31/19	10/06/25	I/O
39	30310169	6,796,474.52	6,818,017.65		06/27/15	1,901,984.84	1.12000	12/31/19	09/06/25	287
54	30310155	3,500,000.00	3,500,000.00	6,050,000.00	07/27/15	46,425.79	1.15000	03/31/21	10/01/25	I/O
60	30310190	2,386,147.97	2,406,799.21		09/29/20	6,954.54	0.08000	03/31/21	10/06/25	287
Totals		171,279,047.63	172,806,842.67	104,150,000.00		22,483,625.43

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
02A1	30310133	MF	CA	07/28/20	98

10/6/2021 - Loan transferred due to Imminent Monetary Default at Borrower's request as a result of the COVID-19 pandemic. Special Servicer is currently evaluating the Borrower's request and monitoring portfolio performance.

6	30310172	RT	Various	07/02/20	2

10/6/2021 - Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. We are reaching out to the borrower in order to assess next steps. Pre-negotiation letter has been sent to the

Borrower for exec ution. Counsel has been engaged and a default letter sent. Borrower has not submitted all requested financial information. A mechanics lien has been filed against the Property. Several default notices have been sent. Special

	Servicer has received approva l to appoint a Receiver to the Properties and foreclose. Counsel is preparing the relevant pleadings.

8	30310173	LO	OR	06/23/20	98

10/6/2021 - Loan transferred for Borrower declared Imminent Monetary Default as a result of the Covid-19 pandemic. The Borrower has retained a third party consultant. The special servicer continues to monitor loan performance and process

	Borrower consent	request. Any enforcement of lender''s rights are subject to local OR legislation.

25	30296008	LO	WA	07/09/20	8
	Special Servicer comments are not available for this cycle.

29	30310168	LO	TN	06/23/20	98

10/6/2021 - Loan transferred for Imminent Monetary Default at borrower''s request as a result of the Covid-19 pandemic. Borrower retained third party consultant. As of June 2021 the occupancy, ADR and RevPAR penetration rates were 127.3%,

	110.8% and 141.1%, respectively; occupancy is still down 41% year over year. The special servicer is dual tracking settlement discussions and enforcement of lender''s rights.

31	30310182	MU	PA	12/11/18	98
	10/6/2021 - Special Servicer is currently monitoring leasing activity at the Property. Borrower is currently complying with cash management and the loan remains current.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 25 of 31

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
39	30310169	RT	IL	07/09/20	10
10/6/2021 - Loan transferred for Imminent Monetary Default at Borrowers'' request as a result of the Covid-19 pandemic. We are in dialogue with the Borrower to transition title to Lender.

54	30310155	RT	GA	10/04/19	98
10/6/2021 - Borrower has brought loan current. Will attempt to resolve non permitted equity transfer issues that are remaining for the Loan.

60	30310190	RT	IL	06/30/20	98

10/6/2021 - Buyer no longer was interested in assuming the loan. Buyer and borrower reported to be working on a purchase and sale agreement for the property to be sold and loan to be paid off. Special Servicer is dual tracking the potential sale/payoff wi th a foreclosure strategy.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 26 of 31

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	30310177	19,000,000.00	4.21000%	19,000,000.00 4.21000%		8	09/23/20	09/23/20	10/01/20
57	30310189	3,200,000.00	4.66000%	3,200,000.00 4.66000%		8	11/18/16	11/18/16	11/23/16
Totals		22,200,000.00		22,200,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	30310179 01/12/21	7,845,131.98	0.00	8,010,337.38	126,041.76	7,962,495.62	7,836,453.86	8,678.12	0.00	8,678.12	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,845,131.98	0.00	8,010,337.38	126,041.76	7,962,495.62	7,836,453.86	8,678.12	0.00	8,678.12	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
18	30310179	04/12/21	0.00	0.00	0.00	0.00	8,678.12	(8,678.12)	0.00	0.00	0.00
		01/12/21	0.00	0.00	8,678.12	0.00	0.00	8,678.12	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	8,678.12	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 29 of 31

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
02A1	0.00	0.00	13,541.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.84	0.00	0.00	0.00
8	0.00	0.00	6,065.08	0.00	0.00	1,839.63	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	(23,110.38)	0.00	0.00	0.00	0.00	0.00	(3,010.89)	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	556.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	1,913.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	2,083.33	0.00	0.00	0.00	0.00	0.00	11.11	0.00	0.00	0.00
39	0.00	0.00	1,418.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(9.23)	0.00	0.00	0.00
54	0.00	0.00	729.17	0.00	0.00	0.00	0.00	0.00	24.85	0.00	0.00	0.00
57	0.00	0.00	0.00	0.00	165.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	498.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,138.36	0.00	721.20	1,839.63	0.00	0.00	(2,980.32)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		2,718.87

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 30 of 31

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 31 of 31